Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000024648 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000024648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000024648 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024648 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024648 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024648 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024648 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024648 | Foreign Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024648 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024648 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024648 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000024648 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000024650 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024650 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024650 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000024650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000024650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024650 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024650 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024650 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024650 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024650 | Foreign Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024650 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024650 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024650 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000024650 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000024651 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024651 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024651 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024651 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024651 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024651 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024651 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024651 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024651 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000024651 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024651 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000024651 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024651 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024651 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024651 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024651 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024651 | Foreign Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024651 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024651 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024651 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000024651 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000130424 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130424 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130424 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130424 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130424 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130424 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000130424 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000130424 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000130424 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130424 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130424 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130424 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130424 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130424 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130424 | Foreign Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130424 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000130424 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000130424 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000130424 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000114947 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114947 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114947 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114947 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114947 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114947 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000114947 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000114947 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114947 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000114947 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000114947 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000114947 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114947 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000114947 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114947 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114947 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114947 | Foreign Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114947 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114947 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000114947 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000114947 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%